Taxation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Taxation
Deferred tax asset		$ 1,221
Unrecognized deferred tax asset resulting from loss carryforward	$ 1,273
Liability relating to corporate income tax risks		$ 1,662